UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Braddock Multi-Strategy Income Fund

(Class A: BDKAX)
(Class C: BDKCX)
(Institutional Class: BDKNX)

SEMI-ANNUAL REPORT
JUNE 30, 2018

Braddock Multi-Strategy Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	18
Supplemental Information	27
Expense Example	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the Braddock Multi-Strategy Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 78.9%
$470,613	Accredited Mortgage Loan Trust 2003-3 2.851% (LIBOR 1 Month+76 basis points), 1/25/2034[1,2]	$447,058
4,000,000	AIMCO CLO Series 2015-A 7.548% (LIBOR 3 Month+520 basis points), 1/15/2028[1,2,3]	4,020,439
1,000,000	Angel Oak Mortgage Trust LLC 2017-1 6.334%, 1/25/2047[2,3,4]	1,023,367
2,752,500	Atlas Senior Loan Fund III Ltd. 2013-1 8.321% (LIBOR 3 Month+600 basis points), 11/17/2027[1,2,3]	2,788,912
3,950,000	Babson CLO Ltd. 2013-I 7.559% (LIBOR 3 Month+520 basis points), 1/20/2028[1,2,3]	3,928,580
500,000	Bellemeade Re 2015-1 Ltd. 8.391% (LIBOR 1 Month+630 basis points), 7/25/2025[1,2,3]	516,050
	Bellemeade Re 2017-1 Ltd.
2,000,000	5.441% (LIBOR 1 Month+ 335 basis points), 10/25/2027[1,2,3]	2,069,456
2,000,000	6.841% (LIBOR 1 Month+ 475 basis points), 10/25/2027[1,2,3]	2,091,768
	Bellemeade Re 2018-1 Ltd.
3,000,000	4.991% (LIBOR 1 Month+ 290 basis points), 4/25/2028[1,2,3]	3,055,101
6,000,000	6.341% (LIBOR 1 Month+ 425 basis points), 4/25/2028[1,2,3]	6,113,472
	Bellemeade Re II 2016-1 Ltd.
318,243	8.591% (LIBOR 1 Month+650 basis points), 4/25/2026[1,2,3]	322,356
783,653	CAN Capital Funding LLC 2014-1 4.257%, 4/15/2020[2,3,5,6]	50,551
2,000,000	CLUB Credit Trust 2017-P2 4.910%, 1/15/2024[2,3]	1,991,064
500,000	COLT 2017-1 Mortgage Loan Trust 5.019%, 5/27/2047[2,3,4]	510,021
1,000,000	COLT 2017-2 Mortgage Loan Trust 4.563%, 10/25/2047[2,3,4]	1,006,259
4,000,000	Consumer Loan Underlying Bond Credit Trust 2018-P1 5.210%, 7/15/2025[2,3]	3,993,360
1,084,194	Countrywide Asset-Backed Certificates 2002-BC3 2.991% (LIBOR 1 Month+90 basis points), 5/25/2032[1,2]	1,068,556
1,300,000	Covenant Credit Partners CLO II Ltd. 2014-2 6.003% (LIBOR 3 Month+365 basis points), 10/17/2026[1,2,3]	1,304,009
1,384,479	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 2.741% (LIBOR 1 Month+65 basis points), 2/25/2032[1,2]	1,380,511
307,132	CWABS, Inc. Asset-Backed Certificates Series 2004-1 2.651% (LIBOR 1 Month+56 basis points), 4/25/2034[1,2]	304,159
1,000,000	Deephaven Residential Mortgage Trust 2017-2 5.269%, 6/25/2047[2,3,4]	1,027,642
500,000	Deephaven Residential Mortgage Trust 2017-3 4.814%, 10/25/2047[2,3,4]	501,117
500,000	Deephaven Residential Mortgage Trust 2018-1 5.793%, 12/25/2057[2,3,4]	499,854

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Deephaven Residential Mortgage Trust 2018-2 6.042%, 4/25/2058[2,3,4]	$2,017,085
3,000,000	Emerson Park CLO Ltd. 2013-1 7.198% (LIBOR 3 Month+485 basis points), 7/15/2025[1,2,3]	3,010,589
1,000,000	Exeter Automobile Receivables Trust 2016-3 6.400%, 7/17/2023[2,3]	1,034,952
	Fannie Mae Connecticut Avenue Securities
863,455	7.791% (LIBOR 1 Month+ 570 basis points), 4/25/2028[1,2]	1,005,613
1,398,863	8.841% (LIBOR 1 Month+ 675 basis points), 8/25/2028[1,2]	1,695,293
1,250,000	5.091% (LIBOR 1 Month+ 300 basis points), 10/25/2029[1,2]	1,331,184
380,278	Finance America Mortgage Loan Trust 2004-2 2.991% (LIBOR 1 Month+90 basis points), 8/25/2034[1,2]	378,089
265,164	Finance America Mortgage Loan Trust 2004-3 3.036% (LIBOR 1 Month+95 basis points), 11/25/2034[1,2]	261,325
1,300,000	First Investors Auto Owner Trust 2017-2 5.480%, 10/15/2024[2,3]	1,315,159
1,500,000	FirstKey Lending 2015-SFR1 Trust 4.937%, 3/9/2047[2,3,4]	1,494,393
980,000	Flagship Credit Auto Trust 2016-3 6.250%, 10/15/2023[2,3]	1,008,612
1,000,000	Flatiron CLO 2015-1 Ltd. 7.048% (LIBOR 3 Month+470 basis points), 4/15/2027[1,2,3]	1,001,025
	Foursight Capital Automobile Receivables Trust 2018-1
1,000,000	5.560%, 1/16/2024[2,3]	1,001,211
1,000,000	6.820%, 4/15/2025[2,3]	1,017,762
	Freddie Mac Structured Agency Credit Risk Debt Notes
972,608	12.841% (LIBOR 1 Month+ 1,075 basis points), 3/25/2025[1,2]	1,323,466
1,493,765	11.291% (LIBOR 1 Month+ 920 basis points), 10/25/2027[1,2]	1,985,001
498,163	9.641% (LIBOR 1 Month+ 755 basis points), 12/25/2027[1,2]	604,693
1,000,000	7.091% (LIBOR 1 Month+ 500 basis points), 12/25/2028[1,2]	1,173,548
1,000,000	5.541% (LIBOR 1 Month+ 345 basis points), 10/25/2029[1,2]	1,094,381
1,400,000	4.591% (LIBOR 1 Month+ 250 basis points), 3/25/2030[1,2]	1,443,879
1,966,000	6.541% (LIBOR 1 Month+ 445 basis points), 3/25/2030[1,2]	2,124,676
2,500,000	6.541% (LIBOR 1 Month+ 445 basis points), 4/25/2030[1,2]	2,639,422
5,000,000	3.891% (LIBOR 1 Month+ 180 basis points), 7/25/2030[1,2]	4,923,010
1,000,000	5.241% (LIBOR 1 Month+ 315 basis points), 7/25/2030[1,2]	957,921
250,000	4.541% (LIBOR 1 Month+ 245 basis points), 12/25/2042[1,2]	257,939
1,581,490	4.591% (LIBOR 1 Month+ 250 basis points), 12/25/2042[1,2]	1,469,361
249,035	5.091% (LIBOR 1 Month+ 300 basis points), 12/25/2042[1,2]	139,580
4,000,000	3.741% (LIBOR 1 Month+ 165 basis points), 4/25/2043[1,2,3]	4,023,636
2,000,000	5.841% (LIBOR 1 Month+ 375 basis points), 4/25/2043[1,2,3]	2,089,222
500,000	13.841% (LIBOR 1 Month+ 1,175 basis points), 4/25/2043[1,2,3]	551,068
500,000	3.985%, 9/25/2047[2,3,4]	464,944
500,000	3.985%, 9/25/2047[2,3,4]	287,268
1,000,000	3.746%, 2/25/2048[2,3,4]	571,286

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,850,000	3.820%, 5/25/2048[2,3,4]	$1,062,894
3,900,000	GSRPM Mortgage Loan Trust Series 2004-1 4.591% (LIBOR 1 Month+250 basis points), 9/25/2042[1,2,3]	3,922,048
121,897	Home Equity Asset Trust 2004-1 3.791% (LIBOR 1 Month+170 basis points), 6/25/2034[1,2]	126,211
4,000,000	Home Partners of America 2017-1 Trust 5.624% (LIBOR 1 Month+354 basis points), 7/17/2034[1,3]	4,037,844
4,000,000	Home Partners of America 2018-1 Trust 4.284% (LIBOR 1 Month+235 basis points), 7/17/2037[1,3]	4,011,212
1,458,000	ICG U.S. CLO 2016-1 Ltd. 9.109% (LIBOR 3 Month+675 basis points), 7/29/2028[1,2,3]	1,468,254
1,336,000	Invitation Homes 2017-SFR2 Trust 5.085% (LIBOR 1 Month+300 basis points), 12/17/2036[1,3]	1,361,005
3,000,000	Invitation Homes 2018-SFR1 Trust 4.585% (LIBOR 1 Month+250 basis points), 3/17/2037[1,2,3]	3,017,904
5,000,000	Invitation Homes 2018-SFR2 Trust 4.323% (LIBOR 1 Month+225 basis points), 6/17/2037[1,3]	5,041,760
5,000,000	Invitation Homes 2018-SFR3 Trust 4.250% (LIBOR 1 Month+225 basis points), 7/17/2037[1,3]	5,001,138
1,000,000	Lendmark Funding Trust 2017-2 4.330%, 5/20/2026[2,3]	988,955
750,000	Mariner Finance Issuance Trust 2017-A 6.730%, 2/20/2029[2,3]	781,417
1,912,627	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A5 3.989%, 6/25/2035[2,4]	1,786,725
1,481,109	Morgan Stanley ABS Capital I, Inc. Trust 2003-NC9 3.216% (LIBOR 1 Month+113 basis points), 9/25/2033[1,2]	1,501,030
4,000,000	Mosaic Solar Loan Trust 2018-1 2.000%, 6/22/2043[2,3]	3,574,272
2,542,000	Mosaic Solar Loan Trust 2018-2-GS 5.970%, 2/20/2044[2,3]	2,541,643
2,500,000	Mosaic Solar Loans 2017-2 LLC 2.000%, 9/20/2042[2,3]	2,355,415
	Nationstar HECM Loan Trust 2018-1
1,000,000	4.705%, 2/25/2028[2,3,4]	999,500
1,000,000	6.000%, 2/25/2028[2,3,4]	972,900
1,237,500	Neuberger Berman CLO XVI-S Ltd. 2017-16SA 7.748% (LIBOR 3 Month+540 basis points), 1/15/2028[1,2,3]	1,237,435
1,000,000	Oaktown Re Ltd. 2017-1A 7.841% (LIBOR 1 Month+575 basis points), 4/25/2027[1,2,3]	1,069,400
750,000	OneMain Financial Issuance Trust 2015-1 6.630%, 3/18/2026[2,3]	767,333
1,000,000	Oportun Funding VII LLC 2017-B 5.290%, 10/10/2023[2,3]	1,000,441

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$147,235	Option One Mortgage Accep Corp. Asset Back Certs Ser 2003-4 4.566% (LIBOR 1 Month+248 basis points), 7/25/2033[1,2]	$146,628
1,000,000	Option One Mortgage Loan Trust 2005-3 2.826% (LIBOR 1 Month+74 basis points), 8/25/2035[1,2]	1,006,468
	Radnor RE 2018-1 Ltd.
2,000,000	4.791% (LIBOR 1 Month+ 270 basis points), 3/25/2028[1,2,3]	2,010,580
2,000,000	5.891% (LIBOR 1 Month+ 380 basis points), 3/25/2028[1,2,3]	1,998,788
1,937,429	RESI Finance LP 2003-C 3.446% (LIBOR 1 Month+140 basis points), 9/10/2035[1,2,3]	1,758,791
2,249,423	RESI Finance LP 2003-CB1 3.696% (LIBOR 1 Month+165 basis points), 6/10/2035[1,2,3]	2,119,031
1,466,826	RESI Finance LP 2003-D 3.346% (LIBOR 1 Month+130 basis points), 12/10/2035[1,2,3]	973,692
	RESI Finance LP 2004-A
460,113	3.046% (LIBOR 1 Month+ 100 basis points), 2/10/2036[1,2,3]	345,699
288,877	3.246% (LIBOR 1 Month+ 120 basis points), 2/10/2036[1,2,3]	185,326
471,114	Saxon Asset Securities Trust 2005-1 2.811% (LIBOR 1 Month+72 basis points), 5/25/2035[1,2]	428,593
1,750,000	Shackleton 2015-VIII CLO Ltd. 7.699% (LIBOR 3 Month+534 basis points), 10/20/2027[1,2,3]	1,758,847
2,000,000	Sound Point CLO VI Ltd. 2014-2 7.409% (LIBOR 3 Month+505 basis points), 10/20/2026[1,2,3]	2,006,563
1,500,000	Sound Point CLO XII Ltd. 2016-2 8.759% (LIBOR 3 Month+640 basis points), 10/20/2028[1,2,3]	1,518,704
715,821	Soundview Home Equity Loan Trust 2001-2 6.500%, 3/25/2030[2,7]	731,885
	Starwood Waypoint Homes 2017-1 Trust
1,242,000	4.685% (LIBOR 1 Month+ 260 basis points), 1/17/2035[1,3]	1,256,831
1,695,000	5.485% (LIBOR 1 Month+ 340 basis points), 1/17/2035[1,3]	1,721,940
2,500,000	TES 2017-1 LLC 7.740%, 10/20/2047[3]	2,568,047
1,000,000	TES 2017-2 LLC 6.990%, 2/20/2048[3]	1,025,444
1,120,000	Tesla Auto Lease Trust 2018-A 4.940%, 3/22/2021[2,3]	1,117,253
3,000,000	Verus Securitization Trust 2018-INV1 5.648%, 3/25/2058[2,3,4]	3,038,081
2,000,000	Vivint Solar Financing V LLC 2018-1 7.370%, 4/30/2048[3,5]	2,006,406
1,000,000	Westlake Automobile Receivables Trust 2017-2 4.630%, 7/15/2024[2,3]	1,003,722
2,000,000	Westlake Automobile Receivables Trust 2018-1 5.600%, 7/15/2024[2,3]	1,995,812

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Westlake Automobile Receivables Trust 2018-2 6.040%, 1/15/2025[2,3]	$2,012,116
	TOTAL ASSET-BACKED SECURITIES
	(Cost $166,006,995)	169,072,238
	COLLATERALIZED MORTGAGE OBLIGATIONS – 18.5%
527,173	ABN Amro Mortgage Corp. 2003-12 5.705%, 12/25/2033[2,4]	511,741
631,356	Adjustable Rate Mortgage Trust 2005-8 2.751% (LIBOR 1 Month+66 basis points), 11/25/2035[1,2]	627,477
317,393	Alternative Loan Trust 2005-34CB 2.491% (LIBOR 1 Month+40 basis points), 9/25/2035[1,2]	269,442
11,112,076	Alternative Loan Trust 2005-62 0.717%, 12/25/2035[2,4,6,8]	233,346
277,594	Alternative Loan Trust 2005-9CB 2.591% (LIBOR 1 Month+50 basis points), 5/25/2035[1,2]	254,844
972,622	Arroyo Mortgage Trust 2018-1 4.218%, 4/25/2048[2,3,4]	975,517
1,309,995	Banc of America Alternative Loan Trust 2004-6 6.000%, 7/25/2034[2,6]	1,275,705
108,550	Banc of America Mortgage 2003-C Trust 4.236%, 4/25/2033[2,4]	85,631
403,930	Banc of America Mortgage 2003-D Trust 4.399%, 5/25/2033[2,4]	302,441
1,101,994	Banc of America Mortgage 2003-H Trust 4.191%, 9/25/2033[2,4]	1,095,832
407,020	Banc of America Mortgage 2003-J Trust 3.728%, 11/25/2033[2,4]	410,820
275,802	Banc of America Mortgage Trust 2004-9 6.000%, 9/25/2032[2,4,6]	274,403
1,170,558	Bayview Commercial Asset Trust 2005-1 2.521% (LIBOR 1 Month+43 basis points), 4/25/2035[1,2,3]	1,146,271
861,067	Bayview Commercial Asset Trust 2005-2 2.571% (LIBOR 1 Month+48 basis points), 8/25/2035[1,2,3]	838,306
	Bayview Commercial Asset Trust 2005-3
564,738	2.581% (LIBOR 1 Month+ 49 basis points), 11/25/2035[1,2,3]	549,403
832,412	2.601% (LIBOR 1 Month+ 51 basis points), 11/25/2035[1,2,3]	810,647
244,883	2.691% (LIBOR 1 Month+ 60 basis points), 11/25/2035[1,2,3]	239,590
	Bayview Commercial Asset Trust 2006-1
681,715	2.491% (LIBOR 1 Month+ 40 basis points), 4/25/2036[1,2,3]	645,907
1,106,823	2.511% (LIBOR 1 Month+ 42 basis points), 4/25/2036[1,2,3]	1,041,628
152,793	Bear Stearns ALT-A Trust 2004-3 2.946% (LIBOR 1 Month+86 basis points), 4/25/2034[1,2]	153,142
1,248,520	Bear Stearns ARM Trust 2004-10 3.863%, 1/25/2035[2,4]	801,543

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$195,119	Bear Stearns Asset Backed Securities Trust 2003-AC6 4.741% (LIBOR 1 Month+265 basis points), 11/25/2033[1,2]	$169,883
76,263	Chase Mortgage Finance Trust Series 2002-S4 6.250%, 3/25/2032[2,6]	40,809
345,537	Chase Mortgage Trust 2016-1 3.750%, 4/25/2045[2,3,4]	328,471
318,120	Chase Mortgage Trust 2016-2 3.750%, 12/25/2045[2,3,4]	303,754
1,000,000	CHL GMSR Issuer Trust 2018-GT1 5.460% (LIBOR 1 Month+350 basis points), 5/25/2023[1,3]	1,003,644
1,740,445	CHL Mortgage Pass-Through Trust 2004-HYB3 4.112%, 6/20/2034[2,4]	1,750,077
	CHL Mortgage Pass-Through Trust 2005-3
19,550,071	0.780% , 4/25/2035[2,4,6,8]	671,838
2,011,713	2.711% (LIBOR 1 Month+ 62 basis points), 4/25/2035[1,2]	1,795,388
420,908	Citigroup Mortgage Loan Trust, Inc. 2004-HYB2 3.837%, 3/25/2034[2,4,6]	367,606
252,009	Credit Suisse First Boston Mortgage Securities Corp. 5.960%, 6/25/2032[2,4]	175,621
1,603,539	GSR Mortgage Loan Trust 2004-7 3.749%, 6/25/2034[2,4]	1,476,433
272,120	HomeBanc Mortgage Trust 2004-1 2.991% (LIBOR 1 Month+90 basis points), 8/25/2029[1,2,6]	132,666
966,946	JP Morgan Mortgage Trust 2004-A3 3.659%, 6/25/2034[2,4]	922,485
883,403	JP Morgan Mortgage Trust 2005-A8 3.570%, 11/25/2035[2,4]	869,453
598,809	MASTR Adjustable Rate Mortgages Trust 2003-2 4.004%, 8/25/2033[2,4]	577,567
677,468	MASTR Adjustable Rate Mortgages Trust 2004-13 3.827%, 12/21/2034[2,4]	640,118
573,677	MASTR Alternative Loan Trust 2002-1 6.750%, 7/25/2032[2]	561,905
548,225	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A 4.341% (LIBOR 1 Month+225 basis points), 3/25/2028[1,2]	364,832
164,189	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B 4.491% (LIBOR 1 Month+240 basis points), 5/25/2029[1,2]	125,835
818,235	New Residential Mortgage Loan Trust 2014-1 6.023%, 1/25/2054[2,3,4]	888,604
607,098	New York Mortgage Trust 2005-1 2.710% (LIBOR 1 Month+75 basis points), 4/25/2035[1,2]	603,416
2,000,000	PNMAC FMSR ISSUER TRUST 2018-FT1 4.441% (LIBOR 1 Month+235 basis points), 4/25/2023[1,2,3]	2,006,876
3,350,000	PNMAC GMSR ISSUER TRUST 2018-GT1 4.941% (LIBOR 1 Month+285 basis points), 2/25/2023[1,3]	3,374,596

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$696,917	Prime Mortgage Trust 2005-2 4.580%, 10/25/2032[2,4]	$551,412
106,738	Provident Funding Mortgage Loan Trust 2004-1 3.851%, 4/25/2034[2,4]	98,010
	RALI Series 2006-QS6 Trust
977,946	6.000% , 6/25/2036[2]	895,670
916,825	6.000% , 6/25/2036[2]	839,691
262,235	Residential Asset Securitization Trust 2003-A15 5.572%, 2/25/2034[2,4]	267,792
750,000	Seasoned Credit Risk Transfer Trust Series 2017-3 4.750%, 7/25/2056[2,3,4]	739,568
500,000	Seasoned Credit Risk Transfer Trust Series 2018-1 4.750%, 5/25/2057[2,4]	494,310
260,715	Structured Asset Securities Corp. Mor Pas Thr Cer Ser 2003-6A 3.847%, 3/25/2033[2,4]	250,290
239,841	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003 26A 3.483% (LIBOR 1 Month+150 basis points), 9/25/2033[1,2]	220,119
434,288	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-22A 4.301%, 6/25/2033[2,4]	211,564
41,728	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A 3.833% (LIBOR 1 Month+185 basis points), 11/25/2033[1,2,6]	10,697
	Terwin Mortgage Trust 2004-7HE
374,825	2.791% (LIBOR 1 Month+ 70 basis points), 7/25/2034[1,2,3]	370,181
209,215	2.941% (LIBOR 1 Month+ 85 basis points), 7/25/2034[1,2,3]	202,286
372,141	Thornburg Mortgage Securities Trust 2003-2 3.216% (LIBOR 1 Month+113 basis points), 4/25/2043[1,2]	366,912
	WaMu Mortgage Pass-Through Certificates Series 2002-S8 Trust
628	5.250%, 12/25/2018[2,3,6]	105
11,693	5.250%, 12/25/2018[2,6]	10,993
192,747	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust 4.211%, 6/25/2033[2,4]	135,738
369,585	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust 3.364%, 9/25/2033[2,4]	372,022
269,050	Wells Fargo Mortgage Backed Securities 2003-J Trust 3.541%, 10/25/2033[2,4]	183,001
419,441	Wells Fargo Mortgage Backed Securities 2003-K Trust 3.558%, 11/25/2033[2,4]	361,245
153,220	Wells Fargo Mortgage Backed Securities 2003-O Trust 3.617%, 1/25/2034[2,4,6]	35,879
273,237	Wells Fargo Mortgage Backed Securities 2004-A Trust 3.790%, 2/25/2034[2,4]	267,724

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$40,099	Wells Fargo Mortgage Backed Securities 2004-D Trust 4.163%, 5/25/2034[2,4,6]	$28,464
312,842	Wells Fargo Mortgage Backed Securities 2004-H Trust 4.422%, 6/25/2034[2,4]	318,516
402,962	Wells Fargo Mortgage Backed Securities 2004-J Trust 4.251%, 7/25/2034[2,4]	380,632
200,106	Wells Fargo Mortgage Backed Securities 2004-X Trust 3.681%, 11/25/2034[2,4]	202,623
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $37,779,695)	39,510,957
	CORPORATE BONDS – 0.0%
	FINANCIALS – 0.0%
750,000	First Matrix RMOF Trust 0.000%, 10/1/2029[4,5,6,8]	–
	TOTAL FINANCIALS
	(Cost $6,456)	–
	TOTAL CORPORATE BONDS
	(Cost $6,456)	–

Number of Shares
	SHORT-TERM INVESTMENTS – 5.1%
253,933	Fidelity Institutional Government Portfolio, 1.73%[9,10]	253,933
10,595,386	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.78%[10]	10,595,386
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,849,319)	10,849,319

	TOTAL INVESTMENTS – 102.5%
	(Cost $214,642,465)	219,432,514
	Liabilities in Excess of Other Assets – (2.5)%	(5,241,393)
	TOTAL NET ASSETS – 100.0%	$214,191,121
	SECURITIES SOLD SHORT – (0.1)%
	EXCHANGE-TRADED FUNDS – (0.1)%
(1,618)	iShares 20+ Year Treasury Bond ETF	(196,943)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $199,822)	(196,943)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $199,822)	(196,943)

ETF – Exchange Traded Fund

LP – Limited Partnership

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $150,801,388 which represents 70.4% of Net Assets.
[4]	Variable rate security.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.9% of Net Assets. The total value of these securities is $2,056,957.
[6]	Illiquid security. The total illiquid securities represent 1.5% of Net Assets. Total value of these securities is $3,133,062.
[7]	Step rate security.
[8]	Interest-only security.
[9]	All or a portion of this security is segregated as collateral for securities sold short.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Asset-Backed Securities	78.9%
Collateralized Mortgage Obligations	18.5%
Corporate Bonds
Financials	0.0%
Total Corporate Bonds	0.0%
Short-Term Investments	5.1%
Total Investments	102.5%
Liabilities in Excess of Other Assets	(2.5%)
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $214,642,465)	$219,432,514
Cash	10,656
Cash deposited with broker for securities sold short	172,140
Receivables:
Securities sold	1,999,375
Fund shares sold	1,951,482
Interest	795,822
Callable bond proceeds (Note 10)	284,669
Prepaid expenses	46,863
Total assets	224,693,521

Liabilities:
Securities sold short, at value (proceeds $199,822)	196,943
Payables:
Investment securities purchased	10,018,823
Due to custodian	14,389
Advisory fees	193,588
Fund shares redeemed	7,045
Shareholder servicing fees (Note 7)	8,102
Distribution fees - Class A & Class C (Note 6)	7,551
Fund administration fees	13,877
Fund accounting fees	13,548
Auditing fees	11,036
Transfer agent fees and expenses	7,160
Custody fees	3,086
Trustees' deferred compensation (Note 3)	953
Chief Compliance Officer fees	640
Trustees' fees and expenses	413
Accrued other expenses	5,246
Total liabilities	10,502,400

Net Assets	$214,191,121

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$209,476,132
Accumulated undistributed net investment loss	(258,744)
Accumulated undistributed net realized gain on investments	180,805
Net unrealized appreciation on:
Investments	4,790,049
Securities sold short	2,879
Net Assets	$214,191,121

Braddock Multi-Strategy Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of June 30, 2018 (Unaudited)

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$13,158,931
Number of shares issued and outstanding	1,279,001
Net asset value per share[1]	$10.29
Maximum sales charge (4.25% of offering price)[2]	0.46
Maximum offering price to public	$10.75

Class C Shares:
Net assets applicable to shares outstanding	$6,574,330
Number of shares issued and outstanding	640,622
Net asset value per share[1]	$10.26

Institutional Class Shares:
Net assets applicable to shares outstanding	$194,457,860
Number of shares issued and outstanding	18,890,384
Net asset value per share	$10.29

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Interest	$4,834,709
Total investment income	4,834,709

Expenses:
Advisory fees	1,053,827
Fund accounting fees	59,234
Fund administration fees	56,342
Shareholder servicing fees (Note 7)	50,389
Transfer agent fees and expenses	38,246
Registration fees	30,028
Distribution fees - Class C (Note 6)	22,792
Distribution fees - Class A (Note 6)	11,245
Legal fees	19,671
Custody fees	13,452
Auditing fees	11,485
Miscellaneous	10,363
Shareholder reporting fees	8,823
Chief Compliance Officer fees	8,448
Trustees' fees and expenses	4,237
Dividends and interest on securities sold short	3,930
Insurance fees	653
Total expenses	1,403,165
Advisory fees waived	(100,607)
Net expenses	1,302,558
Net investment income	3,532,151

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	519,980
Net realized gain	519,980
Net change in unrealized appreciation/depreciation on:
Investments	(18,718)
Securities sold short	8,316
Net change in unrealized appreciation/depreciation	(10,402)
Net realized and unrealized gain	509,578

Net Increase in Net Assets from Operations	$4,041,729

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,532,151	$4,058,903
Net realized gain on investments and securities sold short	519,980	1,001,572
Net change in unrealized appreciation/depreciation on investments and securities sold short	(10,402)	1,503,310
Net increase in net assets resulting from operations	4,041,729	6,563,785

Distributions to Shareholders:
From net investment income:
Class A	(193,702)	(277,493)
Class C	(81,059)	(46,078)
Institutional Class	(3,516,134)	(4,464,936)
Total distributions to shareholders	(3,790,895)	(4,788,507)

Capital Transactions:
Net proceeds from shares sold:
Class A	8,264,579	5,992,494
Class C	3,724,753	3,399,417
Institutional Class	78,691,272	60,176,678
Reinvestment of distributions:
Class A	172,446	249,789
Class C	56,190	23,438
Institutional Class	3,128,520	4,074,257
Cost of shares redeemed:
Class A	(2,658,536)	(1,690,385)
Class C	(723,140)	(87,174)
Institutional Class	(11,606,743)	(6,552,590)
Net increase in net assets from capital transactions	79,049,341	65,585,924

Total increase in net assets	79,300,175	67,361,202

Net Assets:
Beginning of period	134,890,946	67,529,744
End of period	$214,191,121	$134,890,946

Accumulated undistributed net investment loss	$(258,744)	$-

Capital Share Transactions:
Shares sold:
Class A	804,249	587,970
Class C	363,104	331,918
Institutional Class	7,647,051	5,875,925
Shares reinvested:
Class A	16,791	24,468
Class C	5,484	2,292
Institutional Class	304,445	398,814
Shares redeemed:
Class A	(258,574)	(165,379)
Class C	(70,461)	(8,561)
Institutional Class	(1,128,401)	(639,055)
Net increase from capital share transactions	7,683,688	6,408,392

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the			For the
	Six Months Ended	For the Year Ended December 31,		Period Ended
	June 30, 2018			December 31,
	(Unaudited)	2017	2016	2015*
Net asset value, beginning of period	$10.27	$10.05	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.20	0.41	0.51	-
Net realized and unrealized gain on investments	0.03	0.29	0.09	-
Total from investment operations	0.23	0.70	0.60	-

Less Distributions:
From net investment income	(0.21)	(0.48)	(0.55)	-
Total distributions	(0.21)	(0.48)	(0.55)	-

Net asset value, end of period	$10.29	$10.27	$10.05	$10.00

Total return[2]	2.28%[3]	7.13%	6.15%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,159	$7,361	$2,708	$3

Ratio of expenses to average net assets (including dividends and interest on securities sold short):
Before fees waived[5]	1.87%[4]	1.99%	2.25%	-%
After fees waived[5]	1.75%[4]	1.76%	1.77%	-%
Ratio of net investment income to average net assets (including dividends and interest on securities sold short):
Before fees waived	3.86%[4]	3.78%	4.61%	-%
After fees waived	3.98%[4]	4.01%	5.09%	-%

Portfolio turnover rate	26%[3]	33%	31%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.25% of offering price which is waived on sales of $1 million or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2018. For the prior periods ended December 31, 2017, 2016 and 2015, the ratios would have been lowered by 0.01%, 0.02%, and 0.00%, respectively.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the			For the
	Six Months Ended	For the Year Ended December 31,		Period Ended
	June 30, 2018			December 31,
	(Unaudited)	2017	2016	2015*
Net asset value, beginning of period	$10.25	$10.04	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.16	0.33	0.44	-
Net realized and unrealized gain on investments	0.03	0.30	0.08	-
Total from investment operations	0.19	0.63	0.52	-

Less Distributions:
From net investment income	(0.18)	(0.42)	(0.48)	-
Total distributions	(0.18)	(0.42)	(0.48)	-

Net asset value, end of period	$10.26	$10.25	$10.04	$10.00

Total return[2]	1.82%[3]	6.38%	5.29%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,574	$3,510	$169	$2

Ratio of expenses to average net assets (including dividends and interest on securities sold short):
Before fees waived[5]	2.62%[4]	2.74%	3.00%	-%
After fees waived[5]	2.50%[4]	2.51%	2.52%	-%
Ratio of net investment income to average net assets (including dividends and interest on securities sold short):
Before fees waived	3.11%[4]	3.03%	3.86%	-%
After fees waived	3.23%[4]	3.26%	4.34%	-%

Portfolio turnover rate	26%[3]	33%	31%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2018. For the prior periods ended December 31, 2017, 2016 and 2015, the ratios would have been lowered by 0.01%, 0.02%, and 0.00%, respectively.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the			For the
	Six Months Ended	For the Year Ended December 31,		Period Ended
	June 30, 2018			December 31,
	(Unaudited)	2017	2016	2015*
Net asset value, beginning of period	$10.28	$10.05	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.22	0.44	0.54	-
Net realized and unrealized gain on investments	0.01	0.30	0.08	-
Total from investment operations	0.23	0.74	0.62	-

Less Distributions:
From net investment income	(0.22)	(0.51)	(0.57)	-
Total distributions	(0.22)	(0.51)	(0.57)	-

Net asset value, end of period	$10.29	$10.28	$10.05	$10.00

Total return[2]	2.30%[3]	7.50%	6.36%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$194,458	$124,020	$64,653	$5

Ratio of expenses to average net assets (including dividends and interest on securities sold short):
Before fees waived[5]	1.62%[4]	1.74%	2.00%	-%
After fees waived[5]	1.50%[4]	1.51%	1.52%	-%
Ratio of net investment income to average net assets (including dividends and interest on securities sold short):
Before fees waived	4.11%[4]	4.03%	4.86%	-%
After fees waived	4.23%[4]	4.26%	5.34%	-%

Portfolio turnover rate	26%[3]	33%	31%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2018. For the prior periods ended December 31, 2017, 2016 and 2015, the ratios would have been lowered by 0.01%, 0.02%, and 0.00%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

Note 1 – Organization

The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund currently offers four classes of shares: A shares, C shares, T shares, and Institutional shares. The Fund commenced investment operations on December 31, 2015. Class T shares are not currently available for purchase.

The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,561,285 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015.  Assets with a fair market value of $49,561,285 consisting of cash, interest receivable and securities of the Company with a fair value of $46,984,053 (identified costs of investments transferred were $44,433,272) and cash were the primary assets received by the Fund on January 1, 2016.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the six months ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

(g) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets. The Advisor engages Braddock Financial LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the Fund's average daily net assets for Class A, Class C, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2018, the Advisor waived a portion of its advisory fees totaling $100,607.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2018, the amount of these potentially recoverable expenses was $574,091.  The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2019	$252,890
2020	220,594
2021	100,607
Total	$574,091

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2018, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$214,442,643

Gross unrealized appreciation	$7,812,319
Gross unrealized depreciation	(3,019,391)
Net unrealized appreciation on investments	$4,792,928

As of December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(339,175)
Unrealized appreciation on investments	4,803,330
Total accumulated earnings	$4,464,155

As of December 31, 2017, the Fund had net capital loss carryovers as follows:

Not subject to expiration:
Short Term	$-
Long Term	339,175
$339,175

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Note 5 – Investment Transactions

For the six months ended June 30, 2018, purchases and sales of investments, excluding short-term investments, were $124,107,076 and $43,348,309, respectively.

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, pursuant to a wholesaling agreement with the Fund’s Distributor, HRC was eligible to receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares. During the six months ending June 30, 2018, HRC did not receive any sales charges or distribution fees with respect to the Funds pursuant to the wholesaling agreement.

For the six months ended June 30, 2018, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of its shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$167,015,281	$2,056,957	$169,072,238
Collateralized Mortgage Obligations	-	39,510,957	-	39,510,957
Corporate Bonds*	-	-	-	-
Short-Term Investments	10,849,319	-	-	10,849,319
Total Assets	$10,849,319	$206,526,238	$2,056,957	$219,432,514

Liabilities
Securities Sold Short
Exchange-Traded Funds	$196,943	$-	$-	$196,943
Total Liabilities	$196,943	$-	$-	$196,943

*	The Fund held a Level 3 security valued at zero at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of December 31, 2017	$1,367,449
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(999,580)
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(189,723)
Net purchases	1,999,830
Net sales	-
Principal paydown	(121,019)
Balance as of June 30, 2018	$2,056,957

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

Fair Value June 30, 2018	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
$2,056,957	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Increase

(1)	The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – Callable Bond Proceeds

On June 26, 2017, Wells Fargo Bank, N.A. (Wells Fargo), the trustee for Banc of America Alternative Loan Trust, Series 2004-7, Class 15B1 (CUSIP 05949AMR8) issued a call notice that funds received from this security will be withheld to establish a reserve account to meet its current and future expenses for litigation costs and potential judgements resulting from claims against Wells Fargo.  Wells Fargo stated in its letter to certificate holders that this amount will be held for an unknown amount of time and any unused funds in reserve will be paid to certificate holders when Wells Fargo determines that such funds are no longer necessary to be held.  The Fund expects payment to be received within the next three years and the estimated proceeds to be received from the callable bond is reported on the Statement of Assets and Liabilities.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2018 (Unaudited)

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 20-21, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Braddock Financial LLC (the “Sub-Advisor”) with respect to the Braddock Multi-Strategy Income Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg Barclays U.S. Aggregate Bond Index, the ICE Bank of America Merrill Lynch U.S. Cash Pay High Yield Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Multisector Bond fund universe (the “Fund Universe”) for the one-year period ended March 31, 2018; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was above the Fund Universe median return and the Bloomberg Barclays U.S. Aggregate Bond Index and ICE Bank of America Merrill Lynch U.S. Cash Pay High Yield Index returns, but below the Peer Group median return by 0.34%. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance compared to the Peer Group median was due to two funds in the Peer Group that were outliers in terms of higher returns and risk profiles compared to the Fund and the rest of the Peer Group, and that without those two funds, the Fund’s return for the one-year period would have exceeded the Peer Group median return. The Trustees also noted the Investment Advisor’s observation that over the one-year period the Fund maintained a superior risk profile, as measured by its standard deviation, compared to the Peer Group median.

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, and higher than the Fund Universe median by 0.685%. The Trustees considered the Investment Advisor’s belief that the Fund Universe includes a broad range of funds managed using different investment strategies and that the Peer Group provides a more appropriate basis of comparison for the Fund. The Trustees noted that the Investment Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.83%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2018, noting that the Investment Advisor had waived a portion of its advisory fee for the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Braddock Financial LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund, which they noted was significantly lower than the advisory fee that the Sub-Advisor charges to a private fund, which includes both asset-based and performance-based fees, and higher than what the Sub-Advisor charged to serve as sub-advisor to a different private fund through September 28, 2017. The Board considered the Sub-Advisor’s assertion that while both private funds invest in structured finance assets, they have different strategies than the Fund. The Board noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

Braddock Multi-Strategy Income Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2018 to June 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/18	6/30/18	1/1/18 – 6/30/18
Class A	Actual Performance	$1,000.00	$1,022.80	$8.80
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.10	8.77
Class C	Actual Performance	1,000.00	1,018.20	12.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.38	12.50
Institutional Class	Actual Performance	1,000.00	1,023.00	7.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.33	7.52

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 2.50% and 1.50% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Braddock Multi-Strategy Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.
100 Wall Street, 20th Floor
New York, New York 10005

Sub-Advisor

Braddock Financial LLC
1125 17th Street, Suite 1510
Denver, Colorado 80202

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Braddock Multi-Strategy Income Fund - Class A	BDKAX	46141Q 618
Braddock Multi-Strategy Income Fund - Class C	BDKCX	46141Q 592
Braddock Multi-Strategy Income Fund - Institutional Class	BDKNX	46141Q 584

Privacy Principles of the Braddock Multi-Strategy Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Braddock Multi-Strategy Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 207-7108.

Braddock Multi-Strategy Income Fund

P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/7/18